Intangibles And Goodwill (Changes In Carrying Amount Of Intangibles) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 523	$ 505
Additions	138	144
Transfers	2	4
Dispositions	0	0
Amortization	(141)	(130)
Ending balance	522	523
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	471	440
Additions	138	144
Transfers	8	7
Dispositions	0	0
Amortization	(136)	(120)
Ending balance	481	471
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8	11
Additions	0	0
Transfers	(6)	(3)
Dispositions	0	0
Amortization	0	0
Ending balance	2	8
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44	54
Additions	0	0
Transfers	0	0
Dispositions	0	0
Amortization	(5)	(10)
Ending balance	$ 39	$ 44